Goodwill And Intangible Assets (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization expenses related to intangible assets	€ 32	€ 36	€ 14
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	30
Finite-Lived Intangible Assets, Amortization Expense, Year Two	30
Goodwill	2,412	2,412
Urology Devices and Services (UDS) [Member]
Goodwill	1,767	1,767	1,767
Fair Value Inputs, Discount Rate	10.00%
High Intensity Focused Ultrasound (HIFU) [Member]
Goodwill	€ 645		€ 645
Fair Value Inputs, Discount Rate	15.00%
Fair Value Inputs, Long-term Revenue Growth Rate	10.00%